Note 10 - Investment in Juanicipio (Details Textual) $ in Thousands		12 Months Ended
	Jul. 01, 2005	Dec. 31, 2022 USD ($) T shares	Dec. 31, 2021 USD ($) T	Dec. 27, 2021	Dec. 31, 2008
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	56.00%
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage		44.00%		44.00%	44.00%
Minera Juanicipio, S.A. de C.V. [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage				56.00%
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares		9,314,877
Juanicipio Entities [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage		44.00%
Interest earned from advance to joint venture		$ 2,992	$ 1,316
Interest converted to loan principal		419	0
Interest converted to shareholder capital		179	0
Interest received		$ 3,564	$ 0
Production, average nominal rate (US Ton) | T		54,000	16,000
Equity method investment, noncurrent assets, capital expenditures		$ 160,112	$ 262,829